Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—5.0%
Cellnex Telecom SA 144A (Spain)(1)	175,403	$10,525
CTS Eventim AG & Co. KGaA (Germany)(2)	453,514	30,140
Tencent Holdings Ltd. (China)	211,318	15,374
		56,039

Consumer Discretionary—14.1%
adidas AG (Germany)(2)	55,581	20,228
Alibaba Group Holding Ltd. (China)(2)	577,713	17,333
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	71,937	16,742
Ferrari NV (Italy)	132,190	30,465
Flutter Entertainment plc (Ireland)(2)	188,778	38,491
LVMH Moet Hennessy Louis Vuitton SE (France)	55,405	34,580
		157,839

Consumer Staples—18.2%
Alimentation Couche-Tard, Inc. Class B (Canada)	1,014,470	34,573
Asahi Group Holdings Ltd. (Japan)(3)	840,866	34,561
Diageo plc (United Kingdom)	966,387	38,034
Mondelez International, Inc. Class A (United States)	460,250	26,911
Nestle S.A. Registered Shares (Switzerland)	398,107	46,884
Unilever plc (United Kingdom)	374,299	22,664
		203,627

Financials—5.6%
Housing Development Finance Corp., Ltd. (India)	677,607	23,728
London Stock Exchange Group plc (United Kingdom)	312,264	38,466
		62,194

Health Care—13.0%
Alcon, Inc. (Switzerland)(2)	508,410	33,791
Eurofins Scientific SE (Luxembourg)(2)	429,174	35,983
Hoya Corp. (Japan)	201,795	27,888
Medtronic plc (United States)	287,212	33,644
Sartorius Stedim Biotech (France)	37,697	13,410
		144,716

Industrials—21.2%
Ashtead Group plc (United Kingdom)	614,081	28,871
Canadian National Railway Co. (Canada)	346,927	38,140
Experian plc (Ireland)	400,819	15,221
IHS Markit Ltd. (United States)	308,623	27,724
IMCD NV (Netherlands)	87,064	11,088
Rentokil Initial plc (United Kingdom)(2)	3,579,610	24,946
Safran SA (France)(2)	186,504	26,418
Techtronic Industries Co., Ltd. (Hong Kong)	1,090,080	15,552
Teleperformance (France)	49,512	16,410
Wolters Kluwer NV (Netherlands)	381,290	32,168
		236,538

Information Technology—17.5%
Adyen NV (Netherlands)(2)	7,029	16,358
Constellation Software, Inc. (Canada)	28,916	37,549
Halma plc (United Kingdom)	902,999	30,242
	Shares	Value

Information Technology—continued
Keyence Corp. (Japan)	47,705	$26,797
Mastercard, Inc. Class A (United States)	95,484	34,082
Obic Co. Ltd. (Japan)	110,682	22,221
Tata Consultancy Services Ltd. (India)	699,816	27,418
Topicus.com, Inc. (Canada)	55,270	209
		194,876

Materials—4.4%
Air Liquide SA (France)	131,929	21,637
Asian Paints Ltd. (India)	716,026	27,091
		48,728

Total Common Stocks (Identified Cost $725,173)		1,104,557

Total Long-Term Investments—99.0% (Identified Cost $725,173)		1,104,557

Short-Term Investment—0.7%
Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	7,672,320	7,672
Total Short-Term Investment (Identified Cost $7,672)		7,672

TOTAL INVESTMENTS—99.7% (Identified Cost $732,845)		$1,112,229
Other assets and liabilities, net—0.3%		3,687
NET ASSETS—100.0%		$1,115,916

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $10,525 or 0.9% of net assets.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	17%
United States	12
France	10
Japan	10
Canada	10
Switzerland	7
India	7
Other	27
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,104,557	$1,104,348	$209
Securities Lending Collateral	7,672	7,672	—
Total Investments	$1,112,229	$1,112,020	$209
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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